UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21888

Exact name of registrant as specified in charter:	Oppenheimer Institutional Government Money Market Fund

Address of principal executive offices:	6803 South Tucson Way
Centennial, CO 80112-3924

Name and address of agent for service:	Cynthia Lo Bessette,
Executive Vice President & General Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, NY 10281-1008

Registrant's telephone number, including area code:	303-768-3200

Date of fiscal year end:	5/31

Date of reporting period:	07/01/2016-06/30/2017

Item 1.

FORM N-PX

ICA File Number:  811-21888

Registrant Name:  Oppenheimer Institutional Government Money Market Fund

Reporting Period:  07/01/2016 - 06/30/2017

Oppenheimer Institutional Government Money Market Fund

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS Meeting Date: SEP 26, 2016 Record Date: MAY 23, 2016 Meeting Type: SPECIAL
Ticker: DADXX-US Security ID: 26200V104
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Reorganization of Funds between Dreyfus Institutional Cash Advantage Funds and Dreyfus Institutional Preferred Money Market Fund	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Oppenheimer Institutional Government Money Market Fund

By:	Arthur P. Steinmetz*
Arthur P. Steinmetz,
Trustee, President and Principal Executive Officer

Date: August 29, 2017

*By:	/s/ Taylor V. Edwards
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Taylor V. Edwards, Attorney in Fact